Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Compensation of Key Management Personnel of Bank

For the year ended October 31 ($ millions)	2025	2024
Salaries and cash incentives (1)	$28	$25
Equity-based payment (2)	36	29
Pension and other benefits (1)	2	2
Total	$66	$56

(1)	Represents amounts expensed during the year.
(2)	Represents equity-based awards granted during the year.

Summary of Loans and Deposits of Key Management Personnel

As at October 31 ($ millions)	2025	2024
Loans	$7	$10
Deposits	2	5

Summary of Transaction With Joint Ventures and Associates	Transactions between the Bank and its associated companies and joint ventures also qualify as related party transactions and were recorded as follows:

As at and for the year ended October 31 ($ millions)	2025	2024
Net income / (loss)	$(21)	$(15)
Loans	140	209
Deposits	282	253
Guarantees and commitments	57	46